Consolidated Balance Sheets (Parenthetical) - ₪ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.15	₪ 0.15
Ordinary shares, authorized	20,000,000	20,000,000
Ordinary shares, issued	5,045,324	1,692,342
Ordinary shares, outstanding	5,045,324	1,692,342
Reverse stock split	1 for 15 reverse share split